Annual Total Returns [BarChart] - iShares National Muni Bond ETF - iShares National Muni Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	10.85%
Annual Return 2012	6.14%
Annual Return 2013	(3.26%)
Annual Return 2014	8.61%
Annual Return 2015	2.99%
Annual Return 2016	0.06%
Annual Return 2017	4.61%
Annual Return 2018	0.86%
Annual Return 2019	7.28%
Annual Return 2020	4.87%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -0.59%.